                                                                   American Life


                             SEPARATE ACCOUNT NO. 2

                                 ANNUAL REPORT

                                       &

                             THE ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                                TCI GROWTH FUND

                CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO

             FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
                            EQUITY-INCOME PORTFOLIO

           FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
                    ASSET MANAGER AND CONTRAFUND PORTFOLIOS


                               DECEMBER 31, 1996

    This report is not to be construed as an offering for sale of any Variable product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                            SEPARATE ACCOUNT NO. 2
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

Dear Participant:

  We are pleased to send you the 1996 Annual Report of American Life's Separate Account No. 2. This Account, which commenced operations in late 1993, is an investment vehicle for participants in our Individual Retirement Annuity programs, Thrift Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of sixteen distinct Funds; each invests in shares of one of eight funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America (formerly the Stock
Fund), Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Fund; three portfolios of Scudder Variable Life Investment
Fund: the Scudder Bond, Capital Growth and International Fund; the TCI Growth Fund of TCI Portfolios, Inc., the Calvert Responsibly Invested Balanced Fund (formerly "Calvert Socially Responsible Series") of Acacia Capital Corporation and three portfolios of Fidelity Investments: Equity-Income, Contrafund and Asset Manager Fund.

  Each of the Funds of Separate Account No. 2 owns shares in a similarly named Fund of Mutual of America Investment Corporation ("Investment Company"), Portfolio of Scudder Variable Life Investment Fund ("Scudder"), Fund of TCI Portfolios, Inc. ("TCI"), Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation ("Calvert") and Fidelity Investments Variable Insurance Products Fund and Variable Insurance Products Fund II ("Fidelity"). The investment results of each of the Funds of Separate Account No. 2 are based on the performance of the corresponding Funds or Portfolios of the Investment Company, Scudder, TCI, Calvert and Fidelity.

  The Separate Account Funds invest in Funds and Portfolios which have the following investment objectives:

  THE INVESTMENT COMPANY MONEY MARKET FUND: This Fund seeks to obtain high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

  THE INVESTMENT COMPANY ALL AMERICA FUND: The investment objective for approximately 60% of the assets of this Fund (the "Indexed Assets") is to provide investment results that to the extent practical corresponds to the performance of the Standard & Poor's 500 Composite Index. The Indexed Assets are invested in the same manner as the Equity Index Fund described below. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

  THE INVESTMENT COMPANY EQUITY INDEX FUND: This Fund seeks to duplicate, as closely as possible, the investment performance of the Standard & Poor's 500 Composite Index ("S&P 500") by investing in approximately 500 publicly traded stocks that comprise the S&P 500 ("Standard & Poor's 500", "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation).

  THE INVESTMENT COMPANY BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds.

  THE INVESTMENT COMPANY SHORT-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of one to three years.

  THE INVESTMENT COMPANY MID-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of three to seven years.

  THE INVESTMENT COMPANY COMPOSITE FUND: This Fund seeks a high total rate of return on investments, through both appreciation of capital and current income, through investments in a diversified portfolio of common stocks, bonds and money market instruments.


                                       I

  THE INVESTMENT COMPANY AGGRESSIVE EQUITY FUND: The investment objective for approximately half of the assets of the Fund (the "Aggressive Growth Portfolio") is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. The investment objective for the other half of the assets of the Fund (the "Aggressive Value Portfolio") is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as a company's assets, earnings or growth potential.

  THE SCUDDER BOND PORTFOLIO: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

  THE SCUDDER CAPITAL GROWTH PORTFOLIO: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks, and consistent with its objective, may invest in preferred stocks, debt securities and foreign securities.

  THE SCUDDER INTERNATIONAL PORTFOLIO: This Portfolio seeks long-term capital growth through investing primarily in diversified holdings of marketable foreign equity investments in companies, wherever organized, that do business primarily outside the United States and which are listed on foreign exchanges.

  THE TCI GROWTH FUND: This Fund seeks capital growth over time by investing primarily in common stocks (including securities convertible into common stocks) that are considered by management to have better-than-average prospects for appreciation.

  THE CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO: This Fund seeks capital growth and a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment.

  THE FIDELITY EQUITY-INCOME PORTFOLIO: Seeks reasonable income by investing primarily in income-producing equity securities while also considering the potential for capital appreciation. Secondarily, the portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Composite Index.

  THE FIDELITY CONTRAFUND PORTFOLIO: Seeks long-term capital appreciation by investing primarily in a broad variety of common stocks using both growth-oriented and contrarian disciplines.

  THE FIDELITY ASSET MANAGER PORTFOLIO: Seeks high long-term return with reduced risk by allocating assets among a broadly diversified mix of stocks, bonds and short-term fixed-income instruments.

  For the year ended December 31, 1996, the following total returns were experienced in these sixteen Separate Account Funds:

     Investment Company Money Market Fund(1)............................ + 3.7%
     Investment Company All America Fund................................ +18.9%
     Investment Company Equity Index Fund............................... +20.8%
     Investment Company Bond Fund....................................... + 1.9%
     Investment Company Short-Term Bond Fund............................ + 3.3%
     Investment Company Mid-Term Bond Fund.............................. + 2.2%
     Investment Company Composite Fund.................................. +10.2%
     Investment Company Aggressive Equity Fund.......................... +25.1%
     Scudder Bond Fund.................................................. + 1.2%
     Scudder Capital Growth Fund........................................ +18.3%
     Scudder International Fund......................................... +13.0%
     TCI Growth Fund.................................................... - 5.6%
     Calvert Responsibly Invested Balanced Fund......................... +10.9%
     Fidelity Equity-Income Fund........................................ +12.5%
     Fidelity Contrafund................................................ +19.4%
     Fidelity Asset Manager Fund........................................ +12.8%

    -------
    (1) The current seven-day net annualized yield as of 2/18/97 was 3.72% and is not necessarily indicative of future actual yields.

                                      II

  Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective Fund or Portfolio of the Investment Company, Scudder, TCI, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

  This report includes financial statements for each Fund of Separate Account No. 2. Following this report are the financial statements for each similarly named Fund of the Investment Company, Portfolios of Scudder, Fund of TCI, Portfolio of Calvert and Portfolios of Fidelity Investments.

  I hope you will find this report helpful and informative.

                                      Sincerely,

                                      /s/ Manfred Altstadt
                                      Manfred Altstadt
                                      Senior Executive Vice President
                                      and Chief Financial Officer,
                                      The American Life Insurance Company of
                                       New York

                                      III

                                    CONTENTS

                                                                            PAGE
                                                                            ----
ANNUAL REPORT OF AMERICAN LIFE SEPARATE ACCOUNT NO. 2.....................     I
 Statement of Assets and Liabilities......................................    VI
 Statement of Operations..................................................  VIII
 Statements of Changes in Net Assets......................................     X
 Notes to Financial Statements............................................  XIII
 Report of Independent Public Accountants.................................  XVII
ANNUAL REPORT OF MUTUAL OF AMERICA INVESTMENT CORPORATION.................     1
 President's Message......................................................     1
 Portfolio Management Discussions.........................................     2
 Portfolio of Investments in Securities:
   Money Market Fund......................................................     9
   All America Fund.......................................................    10
   Equity Index Fund......................................................    18
   Bond Fund..............................................................    24
   Short-Term Bond Fund...................................................    27
   Mid-Term Bond Fund.....................................................    29
   Composite Fund.........................................................    31
   Aggressive Equity Fund.................................................    36
 Statement of Assets and Liabilities......................................    40
 Statement of Operations..................................................    41
 Statements of Changes in Net Assets......................................    42
 Financial Highlights.....................................................    44
 Notes to Financial Statements............................................    50
 Report of Independent Public Accountants.................................    55
ANNUAL REPORT OF SCUDDER VARIABLE LIFE INVESTMENT FUND....................    57
 Letter from the Fund's President.........................................    58
 Portfolio Management Discussions.........................................    59
 Portfolio of Investments, Statement of Assets and Liabilities; Statement
  of Operations; Statements of Changes in Net Assets and Financial
  Highlights:
   Bond Portfolio.........................................................    65
   Capital Growth Portfolio...............................................    72
   International Portfolio................................................    80
 Notes to Financial Statements............................................    90
 Report of Independent Accountants........................................    94
 Tax Information..........................................................    95
ANNUAL REPORT OF TCI GROWTH FUND OF TCI PORTFOLIOS, INC...................    97
 Executive Message, Performance & Portfolio Information...................    98
 Management Q&A...........................................................   100
 Schedule of Investments..................................................   102
 Statement of Assets and Liabilities......................................   104
 Statement of Operations..................................................   105
 Statements of Changes in Net Assets......................................   106
 Notes to Financial Statements............................................   107
 Financial Highlights.....................................................   110
 Independent Accountants' Report..........................................   111
ANNUAL REPORT OF CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO OF ACACIA
 CAPITAL CORPORATION......................................................   113
 President's Letter.......................................................   114
 Report of Independent Accountants........................................   116
 Portfolio of Investments.................................................   117
 Statement of Assets and Liabilities......................................   122

                                       IV

                            PAGE
                            ----
 Statement of Operations... 123
 Statements of Changes in
  Net Assets............... 124
 Notes to Financial
  Statements............... 125
 Financial Highlights...... 127
ANNUAL REPORT OF FIDELITY
 INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND... 129
 Market Environment........ 130
 Equity-Income Portfolio... 131
   Performance and
    Investment Summary;
    Portfolio Manager's
    Overview............... 131
   Investments............. 133
   Financial Statements.... 137
   Notes to Financial
    Statements............. 139
   Report of Independent
    Accountants............ 141
   Distributions........... 142
ANNUAL REPORT OF FIDELITY
 INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND
 II........................ 143
 Market Environment........ 144
 Asset Manager Portfolio... 145
   Performance and
    Investment Summary;
    Portfolio Manager's
    Overview............... 145
   Investments............. 149
   Financial Statements.... 160
   Notes to Financial
    Statements............. 162
   Report of Independent
    Accountants............ 165
   Distributions........... 166
ANNUAL REPORT OF FIDELITY
 INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND
 II........................ 167
 Market Environment........ 168
 Contrafund Portfolio...... 169
   Performance and
    Investment Summary;
    Portfolio Manager's
    Overview............... 169
   Investments............. 171
   Financial Statements.... 180
   Notes to Financial
    Statements............. 182
   Report of Independent
    Accountants............ 184
   Distributions........... 185

                                       V

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

                                                INVESTMENT COMPANY
                                  ----------------------------------------------
                                  MONEY MARKET ALL AMERICA EQUITY INDEX   BOND
                                      FUND        FUND         FUND       FUND
                                  ------------ ----------- ------------ --------
Assets:
Investments in Mutual of America
 Investment Corporation at
 market value
 (Cost:
 Money Market Fund --
         $116,400
 All America Fund --
       $2,974,112
 Equity Index Fund --
       $1,379,656
 Bond Fund --$917,816)
 (Notes 1 and 2)................    $112,456   $3,175,681   $1,401,820  $865,821
Due From (To) General Account...      11,410      177,255       71,612    36,451
                                    --------   ----------   ----------  --------
Net Assets......................    $123,866   $3,352,936   $1,473,432  $902,272
                                    ========   ==========   ==========  ========
Unit Value at December 31, 1996
 (Note 5).......................       $1.87        $5.39        $1.72     $2.75
                                       =====        =====        =====     =====
Number of Units Outstanding at
 December 31, 1996 (Note 5).....      66,104      621,536      858,298   328,371
                                    ========   ==========   ==========  ========

                                                INVESTMENT COMPANY
                                     -----------------------------------------
                                      SHORT-                        AGGRESSIVE
                                       TERM    MID-TERM  COMPOSITE    EQUITY
                                     BOND FUND BOND FUND    FUND       FUND
                                     --------- --------- ---------- ----------
Assets:
Investments in Mutual of America
 Investment Corporation at
 market value
 (Cost:
 Short-Term Bond Fund --
                $23,075
 Mid-Term Bond Fund --
               $341,946
 Composite Fund --
             $1,813,177
 Aggressive Equity Fund --
  $2,621,992)
 (Notes 1 and 2)....................  $22,467  $301,503  $1,682,871 $2,564,149
Due From (To) General Account.......   (2,201)    8,455      28,700    (71,524)
                                      -------  --------  ---------- ----------
Net Assets..........................  $20,266  $309,958  $1,711,571 $2,492,625
                                      =======  ========  ========== ==========
Unit Value at December 31, 1996
 (Note 5)...........................    $1.14     $1.19       $3.75      $1.80
                                      =======  ========  ========== ==========
Number of Units Outstanding at De-
 cember 31, 1996 (Note 5)...........   17,798   260,862     456,304  1,386,311
                                      =======  ========  ========== ==========

   The accompanying notes are an integral part of these financial statements.

                                       VI

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

                                      SCUDDER                TCI       CALVERT
                          -------------------------------- --------  -----------
                                   CAPITAL                           RESPONSIBLY
                           BOND     GROWTH   INTERNATIONAL  GROWTH    INVESTED
                           FUND      FUND        FUND        FUND       FUND
                          ------- ---------- ------------- --------  -----------
Assets:
Investments in Scudder
 Portfolios, TCI Growth
 Fund and Calvert
 Responsibly Invested
 Portfolio at market
 value
 (Cost:
 Scudder Bond Fund --
           $28,974
 Scudder Capital Growth
  Fund --
        $1,330,271
 Scudder International
  Fund -- $633,675
 TCI Growth Fund --
          $835,669
 Calvert Responsibly
  Invested Fund --
  $218,402)
 (Notes 1 and 2)........  $29,249 $1,495,496   $667,758    $786,533   $224,508
Due From (To) General
 Account................   15,253    132,610    274,141      (6,152)        60
                          ------- ----------   --------    --------   --------
Net Assets..............  $44,502 $1,628,106   $941,899    $780,381   $224,568
                          ======= ==========   ========    ========   ========
Unit Value at December
 31, 1996 (Note 5)......   $11.48     $22.11     $13.43      $11.53      $2.23
                           ======     ======     ======      ======      =====
Number of Units
 Outstanding at December
 31, 1996 (Note 5)......    3,877     73,641     70,139      67,688    100,573
                          ======= ==========   ========    ========   ========

                                                        FIDELITY
                                           -------------------------------------
                                              VIP
                                            EQUITY-      VIP II       VIP II
                                             INCOME      CONTRA    ASSET MANAGER
                                              FUND        FUND         FUND
                                           ----------  ----------  -------------
Assets:
Investments in Fidelity Portfolios at
 market value
 (Cost:
 VIP Equity-Income Fund --$1,309,049
 VIP II Contra Fund --$2,284,121
 VIP II Asset Manager Fund -- $602,854)
 (Notes 1 and 2).........................  $1,420,417  $2,574,971    $650,767
Due From (To) General Account............     (83,137)    (31,137)      2,717
                                           ----------  ----------    --------
Net Assets...............................  $1,337,280  $2,543,834    $653,484
                                           ==========  ==========    ========
Unit Value at December 31, 1996 (Note 5).      $21.93      $16.59      $17.72
                                               ======      ======      ======
Number of Units Outstanding at December
 31, 1996 (Note 5).......................      60,979     153,360      36,872
                                           ==========  ==========    ========

   The accompanying notes are an integral part of these financial statements.

                                      VII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                               INVESTMENT COMPANY
                                 ----------------------------------------------
                                 MONEY MARKET ALL AMERICA EQUITY INDEX   BOND
                                     FUND        FUND         FUND       FUND
                                 ------------ ----------- ------------ --------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends.....................     $3,402     $157,730     $ 47,499   $ 56,941
                                    ------     --------     --------   --------
Total Income...................      3,402      157,730       47,499     56,941
                                    ------     --------     --------   --------
Expenses (Note 3):
 Fees..........................      1,290       30,896       11,523      5,286
 Administrative Expenses.......        404        3,664          877      1,001
                                    ------     --------     --------   --------
Total Expenses.................      1,694       34,560       12,400      6,287
                                    ------     --------     --------   --------
Net Investment Income (Loss)...      1,708      123,170       35,099     50,654
                                    ------     --------     --------   --------
Net Realized and Unrealized
 Gain (Loss) on Investments
 (Note 1):
 Net realized gain (loss) on
  investments..................       (639)     131,267       82,968        561
 Net unrealized appreciation
  (depreciation) of invest-
  ments........................        812      158,864       10,360    (52,401)
                                    ------     --------     --------   --------
Net Realized and Unrealized
 Gain (Loss) on Investments....        173      290,131       93,328    (51,840)
                                    ------     --------     --------   --------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations....................     $1,881     $413,301     $128,427   $ (1,186)
                                    ======     ========     ========   ========

                                                 INVESTMENT COMPANY
                                     --------------------------------------------
                                     SHORT-TERM MID-TERM   COMPOSITE  AGGRESSIVE
                                     BOND FUND  BOND FUND    FUND     EQUITY FUND
                                     ---------- ---------  ---------  -----------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends..........................   $ 692    $ 41,294   $209,690    $368,168
                                       -----    --------   --------    --------
Total income........................     692      41,294    209,690     368,168
                                       -----    --------   --------    --------
Expenses (Note 3):
 Fees...............................     104         943     17,131      25,941
 Administrative Expenses............      44         189      2,911       1,692
                                       -----    --------   --------    --------
Total Expenses......................     148       1,132     20,042      27,633
                                       -----    --------   --------    --------
Net Investment Income (Loss)........     544      40,162    189,648     340,535
                                       -----    --------   --------    --------
Net Realized and Unrealized Gain
 (Loss) on Investments
 (Note 1):
 Net realized gain (loss) on invest-
  ments.............................      13        (136)   (10,035)    113,218
 Net unrealized appreciation (depre-
  ciation) of investments...........    (480)    (39,780)   (69,001)    (71,005)
                                       -----    --------   --------    --------
Net Realized and Unrealized Gain
 (Loss) on Investments..............    (467)    (39,916)   (79,036)     42,213
                                       -----    --------   --------    --------
Net Increase (Decrease) in Net
 Assets Resulting from Operations...   $  77    $    246   $110,612    $382,748
                                       =====    ========   ========    ========

   The accompanying notes are an integral part of these financial statements.

                                      VIII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                     SCUDDER                 TCI       CALVERT
                          ------------------------------- ---------  -----------
                                   CAPITAL                           RESPONSIBLY
                           BOND     GROWTH  INTERNATIONAL  GROWTH     INVESTED
                           FUND      FUND       FUND        FUND        FUND
                          -------  -------- ------------- ---------  -----------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............  $ 2,802  $ 82,251    $10,989    $  81,014   $ 16,792
                          -------  --------    -------    ---------   --------
Total income............    2,802    82,251     10,989       81,014     16,792
                          -------  --------    -------    ---------   --------
Expenses (Note 3):
 Fees...................      460    15,373      7,738        8,479      2,058
 Administrative
  Expenses..............      501       957        255          349        539
                          -------  --------    -------    ---------   --------
Total Expenses..........      961    16,330      7,993        8,828      2,597
                          -------  --------    -------    ---------   --------
Net Investment Income
 (Loss).................    1,841    65,921      2,996       72,186     14,195
                          -------  --------    -------    ---------   --------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on investments.     (844)   41,159     43,909      (24,573)    19,117
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     (511)   86,006     24,939      (76,750)   (14,038)
                          -------  --------    -------    ---------   --------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........   (1,355)  127,165     68,848     (101,323)     5,079
                          -------  --------    -------    ---------   --------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $   486  $193,086    $71,844    $ (29,137)  $ 19,274
                          =======  ========    =======    =========   ========

                                                        FIDELITY
                                          -------------------------------------
                                               VIP       VIP II      VIP II
                                          EQUITY-INCOME  CONTRA   ASSET MANAGER
                                              FUND        FUND        FUND
                                          ------------- --------  -------------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends...............................   $ 28,135    $  4,478     $10,761
                                            --------    --------     -------
Total income.............................     28,135       4,478      10,761
                                            --------    --------     -------
Expenses (Note 3):
 Fees....................................     12,471      18,275       4,691
 Administrative Expenses.................      2,110       1,523         476
                                            --------    --------     -------
Total Expenses...........................     14,581      19,798       5,167
                                            --------    --------     -------
Net Investment Income (Loss).............     13,554     (15,320)      5,594
                                            --------    --------     -------
Net Realized and Unrealized Gain (Loss)
 on Investments (Note 1):
 Net realized gain (loss) on investments.     20,214      21,162       1,185
 Net unrealized appreciation
  (depreciation) of investments..........     92,537     287,039      44,376
                                            --------    --------     -------
Net Realized and Unrealized Gain (Loss)
 on Investments..........................    112,751     308,201      45,561
                                            --------    --------     -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations...............   $126,305    $292,881     $51,155
                                            ========    ========     =======

   The accompanying notes are an integral part of these financial statements.

                                       IX

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                               INVESTMENT COMPANY
                          ------------------------------------------------------------------
                           MONEY MARKET FUND      ALL AMERICA FUND       EQUITY INDEX FUND
                          --------------------  ----------------------  --------------------
                            1996       1995        1996        1995        1996       1995
                          ---------  ---------  ----------  ----------  ----------  --------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $   1,708  $   5,786  $  123,170  $   22,480  $   35,099  $ 12,811
 Net realized gain
  (loss) on investments.       (639)     5,257     131,267      16,227      82,968     9,181
 Net unrealized
  appreciation
  (depreciation) of
  investments...........        812     (6,483)    158,864      54,492      10,360    11,910
                          ---------  ---------  ----------  ----------  ----------  --------
 Net Increase (Decrease)
  in net assets
  resulting from
  operations............      1,881      4,560     413,301      93,199     128,427    33,902
                          ---------  ---------  ----------  ----------  ----------  --------
From Unit Transactions:
 Contributions..........    181,254     72,140   1,923,323     578,019   1,006,616   310,155
 Withdrawals............   (105,802)  (505,659)   (467,717)    (37,699)   (601,063)  (93,385)
 Net Transfers..........    (66,628)   491,024     399,364     145,139     466,940   184,339
                          ---------  ---------  ----------  ----------  ----------  --------
Net Increase (Decrease)
 from unit transactions.      8,824     57,505   1,854,970     685,459     872,493   401,109
                          ---------  ---------  ----------  ----------  ----------  --------
Net Increase (Decrease)
 in Net Assets..........     10,705     62,065   2,268,271     778,658   1,000,920   435,011
Net Assets:
Beginning of Year.......    113,161     51,096   1,084,665     306,007     472,512    37,501
                          ---------  ---------  ----------  ----------  ----------  --------
End of Year.............  $ 123,866  $ 113,161  $3,352,936  $1,084,665  $1,473,432  $472,512
                          =========  =========  ==========  ==========  ==========  ========
                                               INVESTMENT COMPANY
                          ------------------------------------------------------------------
                                                     SHORT-TERM              MID-TERM
                               BOND FUND              BOND FUND              BOND FUND
                          --------------------  ----------------------  --------------------
                            1996       1995        1996        1995        1996       1995
                          ---------  ---------  ----------  ----------  ----------  --------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $  50,654  $   6,862  $      544  $      185  $   40,162  $    796
 Net realized gain
  (loss) on investments.        561     11,107          13          (3)       (136)      119
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    (52,401)     2,743        (480)        (35)    (39,780)     (324)
                          ---------  ---------  ----------  ----------  ----------  --------
Net Increase (Decrease)
 in net assets
 resulting from
 operations.............     (1,186)    20,712          77         147         246       591
                          ---------  ---------  ----------  ----------  ----------  --------
From Unit Transactions:
 Contributions..........    666,539    143,458      15,543       2,815      27,912    55,948
 Withdrawals............   (115,522)   (15,913)     (1,474)     (9,130)    (20,124)   (3,240)
 Net Transfers..........    176,333    (25,561)        294       8,237     280,396   (35,498)
                          ---------  ---------  ----------  ----------  ----------  --------
Net Increase (Decrease)
 from unit transactions.    727,350    101,984      14,363       1,922     288,184    17,210
                          ---------  ---------  ----------  ----------  ----------  --------
Net Increase (Decrease)
 in Net Assets..........    726,164    122,696      14,440       2,069     288,430    17,801
Net Assets:
Beginning of Year.......    176,108     53,412       5,826       3,757      21,528     3,727
                          ---------  ---------  ----------  ----------  ----------  --------
End of Year.............  $ 902,272  $ 176,108  $   20,266  $    5,826  $  309,958  $ 21,528
                          =========  =========  ==========  ==========  ==========  ========

   The accompanying notes are an integral part of these financial statements.

                                       X

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                             INVESTMENT COMPANY
                                ------------------------------------------------
                                   COMPOSITE FUND      AGGRESSIVE EQUITY FUND
                                ---------------------  -------------------------
                                   1996       1995         1996         1995
                                ----------  ---------  ------------  -----------
Increase (Decrease) in Net
 Assets:
From Operations:
 Net investment income (loss).  $  189,648  $  33,440  $    340,535  $   43,737
 Net realized gain (loss) on
  investments.................     (10,035)   (31,140)      113,218       3,934
 Net unrealized appreciation
  (depreciation) of
  investments.................     (69,001)      (723)      (71,005)      7,323
                                ----------  ---------  ------------  ----------
Net Increase (Decrease) in net
 assets resulting from
 operations...................     110,612      1,577       382,748      54,994
                                ----------  ---------  ------------  ----------
From Unit Transactions:
 Contributions................     957,159    610,095     1,334,514     419,730
 Withdrawals..................    (394,678)  (112,594)       13,683      (1,082)
 Net Transfers................      81,515     86,689       (97,433)    273,398
                                ----------  ---------  ------------  ----------
Net Increase (Decrease) from
 unit transactions............     643,996    584,190     1,250,764     692,046
                                ----------  ---------  ------------  ----------
Net Increase (Decrease) in Net
 Assets.......................     754,608    585,767     1,633,512     747,040
Net Assets:
Beginning of Year.............     956,963    371,196       859,113     112,073
                                ----------  ---------  ------------  ----------
End of Year...................  $1,711,571  $ 956,963  $  2,492,625  $  859,113
                                ==========  =========  ============  ==========

                                                  SCUDDER
                          -------------------------------------------------------------
                             BOND FUND       CAPITAL GROWTH FUND   INTERNATIONAL FUND
                          -----------------  --------------------  --------------------
                            1996     1995       1996       1995      1996       1995
                          --------  -------  ----------  --------  ---------  ---------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $  1,841  $   165  $   65,921  $  6,891  $   2,996  $  (3,969)
 Net realized gain
  (loss) on investments.      (844)      69      41,159     4,923     43,909    (18,564)
 Net unrealized
  appreciation
  (depreciation)
  of investments........      (511)     802      86,006    91,548     24,939     39,352
                          --------  -------  ----------  --------  ---------  ---------
Net Increase (Decrease)
 in net assets resulting
 from operations........       486    1,036     193,086   103,362     71,844     16,819
                          --------  -------  ----------  --------  ---------  ---------
 From Unit Transactions:
 Contributions..........    36,598   17,463     774,932   308,453    325,676    175,113
 Withdrawals............   (28,324)  (4,790)   (338,868)  (60,514)  (187,224)   (80,646)
 Net Transfers..........     8,527    5,766     209,415   113,864    381,535   (325,776)
                          --------  -------  ----------  --------  ---------  ---------
Net Increase (Decrease)
 from unit transactions.    16,801   18,439     645,479   361,803    519,987   (231,309)
                          --------  -------  ----------  --------  ---------  ---------
Net Increase (Decrease)
 in Net Assets..........    17,287   19,475     838,565   465,165    591,831   (214,490)
Net Assets:
Beginning of Year.......    27,215    7,740     789,541   324,376    350,068    564,558
                          --------  -------  ----------  --------  ---------  ---------
End of Year.............  $ 44,502  $27,215  $1,628,106  $789,541  $ 941,899  $ 350,068
                          ========  =======  ==========  ========  =========  =========

   The accompanying notes are an integral part of these financial statements.

                                       XI

                       AMERICAN LIFE SEPARATE ACCOUNT #2
                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS* ENDED DECEMBER 31,

                                               TCI                CALVERT
                                        -------------------  ------------------
                                                                RESPONSIBLY
                                           GROWTH FUND         INVESTED FUND
                                        -------------------  ------------------
                                          1996       1995      1996      1995
                                        ---------  --------  --------  --------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss).........  $  72,186  $ (2,544) $ 14,195  $  9,349
 Net realized gain (loss) on
  investments.........................    (24,573)    9,421    19,117     5,584
 Net Unrealized appreciation
  (depreciation) of investments.......    (76,750)   28,009   (14,038)   21,565
                                        ---------  --------  --------  --------
Net Increase (Decrease) in net assets
 resulting from operations............    (29,137)   34,886    19,274    36,498
                                        ---------  --------  --------  --------
From Unit Transactions:
 Contributions........................    563,738   233,181   146,610    65,719
 Withdrawals..........................   (154,878)  (24,222)  (34,382)   (4,194)
 Net Transfers........................   (288,819)  322,513     1,935   (35,579)
                                        ---------  --------  --------  --------
Net Increase (Decrease) from unit
 transactions.........................    120,041   531,472   114,163    25,946
                                        ---------  --------  --------  --------
Net Increase (Decrease) in Net Assets.     90,904   566,358   133,437    62,444
Net Assets:
Beginning of Year.....................    689,477   123,119    91,131    28,687
                                        ---------  --------  --------  --------
End of Year...........................  $ 780,381  $689,477  $224,568  $ 91,131
                                        =========  ========  ========  ========

                                                  FIDELITY
                          -------------------------------------------------------------
                                  VIP                 VIP II               VIP II
                             EQUITY-INCOME            CONTRA           ASSET MANAGER
                                 FUND                  FUND                 FUND
                          --------------------  --------------------  -----------------
                             1996     1995(A)      1996     1995(A)     1996    1995(A)
                          ----------  --------  ----------  --------  --------  -------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $   13,554  $  1,017  $  (15,320) $  3,438  $  5,594  $  (333)
 Net realized gain
  (loss) on investments.      20,214       242      21,162       139     1,185      609
 Net Unrealized
  appreciation
  (depreciation) of
  investments...........      92,537    18,831     287,039     3,809    44,376    3,537
                          ----------  --------  ----------  --------  --------  -------
Net Increase (Decrease)
 in net assets resulting
 from operations........     126,305    20,090     292,881     7,386    51,155    3,813
                          ----------  --------  ----------  --------  --------  -------
From Unit Transactions:
 Contributions..........   1,093,823   170,864   1,028,719   200,087   438,727   74,330
 Withdrawals............     (79,489)     (500)   (263,384)   (2,927)  (29,116)  (7,677)
 Net Transfers..........    (152,309)  158,496   1,082,254   198,818   105,633   16,619
                          ----------  --------  ----------  --------  --------  -------
Net Increase (Decrease)
 from unit transactions.     862,025   328,860   1,847,589   395,978   515,244   83,272
                          ----------  --------  ----------  --------  --------  -------
Net Increase (Decrease)
 in Net Assets..........     988,330   348,950   2,140,470   403,364   566,399   87,085
Net Assets:
Beginning of
 Year/Period............     348,950       --      403,364       --     87,085      --
                          ----------  --------  ----------  --------  --------  -------
End of Year/Period......  $1,337,280  $348,950  $2,543,834  $403,364  $653,484  $87,085
                          ==========  ========  ==========  ========  ========  =======

-------
 * Except for the periods noted.
(a) For the period May 1, 1995 (Commencement of Operations) to December 31,
    1995.

   The accompanying notes are an integral part of these financial statements.

                                      XII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Separate Account No. 2 of The American Life Insurance Company of New York ("Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment options: Money Market Fund, All America Fund, Bond Fund, Composite Fund, Equity Index Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, TCI Growth Fund, and the Calvert Responsibly Invested Balanced Fund. The American Life funds invest in a corresponding Fund of Mutual of America Investment Corporation ("Investment Company"), Portfolio of Scudder Variable Life Investment Fund ("Scudder"), Fund of TCI Portfolios Inc. ("TCI") and a corresponding Fund of Calvert Responsibly Invested Balanced Portfolio (formerly "Calvert Socially Responsible Series") of Acacia Capital Corporation ("Calvert").

  On May 2, 1994 the Investment Company Aggressive Equity Fund became available as an investment option to Separate Account No. 2. Also, prior to May 2, 1994 the All America Fund was known as the Stock Fund and had a different objective and no sub-advisors.

  On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as an investment option. The Fidelity Equity-Income Fund invests in the corresponding Portfolio of Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Funds invest in the corresponding Portfolios of Fidelity Variable Insurance Products Fund II (collectively, "Fidelity").

  Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

  The significant accounting policies of Separate Account No. 2 are as follows:

  Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, TCI, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds and Portfolios.

  Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

  The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 1996 are as follows:

                                              NUMBER OF SHARES NET ASSET VALUE
                                              ---------------- ---------------
     Investment Company Funds:
      Money Market Fund......................       94,499          $1.19
      All America Fund.......................    1,303,385           2.44
      Equity Index Fund......................      878,916           1.59
      Bond Fund..............................      626,851           1.38
      Short-Term Bond Fund...................       21,868           1.03
      Mid-Term Bond Fund.....................      336,219           0.90
      Composite Fund.........................      950,858           1.77
      Aggressive Equity Fund.................    1,741,720           1.47

                                     XIII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                NUMBER OF SHARES NET ASSET VALUE
                                                ---------------- ---------------
     Scudder Portfolios:
      Bond Portfolio...........................       4,346           $6.73
      Capital Growth Portfolio.................      90,636           16.50
      International Portfolio..................      50,397           13.25
     TCI Growth Fund...........................      76,810           10.24
     Calvert Responsibly Invested Portfolio....     126,557            1.77
     Fidelity Portfolios:
      Equity-Income............................      67,542           21.03
      Contrafund...............................     155,493           16.56
      Asset Manager............................      38,439           16.93

3. EXPENSES

  Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40% an amount from the value of the net assets of all Funds except the TCI Growth Fund for which the annual rate is .20%.

  In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

  Distribution Expense Charge -- The Insurance Company will make a deduction daily from the value of the net assets of each Fund, at an annual rate of
 .35%, to cover anticipated distribution expenses.

  Mortality and Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming the risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each Fund.

4. DIVIDENDS

  All dividend distributions are reinvested in additional shares of the respective Funds or Portfolios at net asset value. On December 30, 1996 a dividend distribution was declared by the Investment Company to shareholders of record December 30, 1996. This dividend was paid on December 31, 1996. In addition, the Investment Company declared and paid a dividend distribution on September 15, 1996. The combined amount of these dividends was as follows:

     Money Market Fund..................................................   3,402
     All America Fund................................................... 157,730
     Equity Index Fund..................................................  47,499
     Bond Fund..........................................................  56,941
     Short-Term Bond Fund...............................................     692
     Mid-Term Bond Fund.................................................  41,294
     Composite Fund..................................................... 209,690
     Aggressive Equity Fund............................................. 368,168

  On January 29, 1996, April 26, 1996, July 29, 1996, and October 29, 1996,
dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $2,802.

  On January 29, 1996, February 27, 1996, April 26, 1996, July 29, 1996, and
October 29, 1996 dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $82,251.

  On February 27, 1996 and April 26, 1996, dividends were paid by the Scudder International Portfolio. The combined amount of the dividends was $10,989.

                                      XIV

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  On March 30, 1996, a dividend was paid by the TCI Growth Fund. The amount of the dividend was $81,014.

  On December 31, 1996, a dividend was paid by the Calvert Responsibly Invested Portfolio. The amount of the dividend was $16,792.

  On February 2, 1996, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $28,135.

  On February 2, 1996, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $4,478.

  On February 2, 1996, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $10,761.

5. FINANCIAL HIGHLIGHTS

  Shown below are financial highlights for a Unit outstanding throughout the year ended December 31, 1996 and each of the previous years or, if not in existence a full year, the initial period ended December 31:

                                            INVESTMENT COMPANY
                           ----------------------------------------------------
                                MONEY MARKET
                                    FUND                ALL AMERICA FUND
                           ---------------------- -----------------------------
                            1996    1995    1994   1996    1995    1994   1993
                           ------- ------- ------ ------- ------- ------ ------
Unit value, beginning of
 year/period..............   $1.80   $1.72  $1.68   $4.52   $3.35  $3.36  $3.31
                           ======= ======= ====== ======= ======= ====== ======
Unit value, end of
 year/period..............   $1.87   $1.80  $1.72   $5.39   $4.52  $3.35  $3.36
                           ======= ======= ====== ======= ======= ====== ======
Units outstanding, end of
 year/period..............  66,104  62,822 29,648 621,536 239,745 91,238     27
                           ======= ======= ====== ======= ======= ====== ======

                                            INVESTMENT COMPANY
                           ----------------------------------------------------
                                 EQUITY INDEX FUND              BOND FUND
                           ------------------------------ ---------------------
                            1996    1995    1994   1993    1996    1995   1994
                           ------- ------- ------ ------- ------- ------ ------
Unit value, beginning of
 year/period..............   $1.42   $1.05  $1.05   $1.04   $2.69  $2.28  $2.39
                           ======= ======= ====== ======= ======= ====== ======
Unit value, end of
 year/period..............   $1.72   $1.42  $1.05   $1.05   $2.75  $2.69  $2.28
                           ======= ======= ====== ======= ======= ====== ======
Units outstanding, end of
 year/period.............. 858,298 333,578 35,717     185 328,371 65,503 23,434
                           ======= ======= ====== ======= ======= ====== ======

                                                   INVESTMENT COMPANY
                          ---------------------------------------------------------------------
                              SHORT-TERM           MID-TERM
                              BOND FUND           BOND FUND              COMPOSITE FUND
                          ------------------ -------------------- -----------------------------
                           1996  1995  1994   1996    1995  1994   1996    1995    1994   1993
                          ------ ----- ----- ------- ------ ----- ------- ------- ------- -----
Unit value, beginning of
 year/period............   $1.10 $1.03 $1.03   $1.16  $1.01 $1.06   $3.39   $2.82   $2.95 $2.93
                          ====== ===== ===== ======= ====== ===== ======= ======= ======= =====
Unit value, end of
 year/period............   $1.14 $1.10 $1.03   $1.19  $1.16 $1.01   $3.75   $3.39   $2.82 $2.95
                          ====== ===== ===== ======= ====== ===== ======= ======= ======= =====
Units outstanding, end
 of year/period.........  17,798 5,302 3,639 260,862 18,581 3,694 456,304 281,905 131,650   322
                          ====== ===== ===== ======= ====== ===== ======= ======= ======= =====

                                                          INVESTMENT COMPANY
                                                       -------------------------
                                                              AGGRESSIVE
                                                              EQUITY FUND
                                                       -------------------------
                                                         1996     1995    1994
                                                       --------- ------- -------
Unit value, beginning of year/period..................     $1.43   $1.05   $1.00
                                                       ========= ======= =======
Unit value, end of year/period........................     $1.80   $1.43   $1.05
                                                       ========= ======= =======
Units outstanding, end of year/period................. 1,386,311 599,553 106,710
                                                       ========= ======= =======


                                      XV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                  SCUDDER
                          -------------------------------------------------------
                                   BOND FUND              CAPITAL GROWTH FUND
                          --------------------------- ---------------------------
                           1996   1995   1994   1993   1996   1995   1994   1993
                          ------ ------ ------ ------ ------ ------ ------ ------
Unit value, beginning of
 year/period............  $11.30 $ 9.69 $10.32 $10.24 $18.64 $14.67 $16.46 $16.10
                          ====== ====== ====== ====== ====== ====== ====== ======
Unit value, end of
 year/period............  $11.48 $11.30 $ 9.69 $10.32 $22.11 $18.64 $14.67 $16.46
                          ====== ====== ====== ====== ====== ====== ====== ======
Units outstanding, end
 of year/period.........   3,877  2,407    799    --  73,641 42,366 22,116     59
                          ====== ====== ====== ====== ====== ====== ====== ======

                                                               SCUDDER
                                                     ---------------------------
                                                         INTERNATIONAL FUND
                                                     ---------------------------
                                                      1996   1995   1994   1993
                                                     ------ ------ ------ ------
Unit value, beginning of year/period................ $11.85 $10.80 $11.06 $10.36
                                                     ====== ====== ====== ======
Unit value, end of year/period...................... $13.43 $11.85 $10.80 $11.06
                                                     ====== ====== ====== ======
Units outstanding, end of year/period............... 70,139 29,549 52,296     38
                                                     ====== ====== ====== ======

                                     TCI                       CALVERT
                          -------------------------- ---------------------------
                                 GROWTH FUND          RESPONSIBLY INVESTED FUND
                          -------------------------- ---------------------------
                           1996   1995   1994  1993    1996      1995     1994
                          ------ ------ ------ ----- --------- -------- --------
Unit value, beginning of
 year/period............  $12.18 $ 9.39  $9.61 $9.38     $2.01    $1.57    $1.64
                          ====== ====== ====== ===== ========= ======== ========
Unit value, end of
 year/period............  $11.53 $12.18  $9.39 $9.61     $2.23    $2.01    $1.57
                          ====== ====== ====== ===== ========= ======== ========
Units outstanding, end
 of year/period.........  67,688 56,618 13,116    20   100,573   45,392   18,308
                          ====== ====== ====== ===== ========= ======== ========

                                                      FIDELITY
                                     ------------------------------------------
                                          VIP          VIP II        VIP II
                                     EQUITY-INCOME     CONTRA     ASSET MANAGER
                                         FUND           FUND          FUND
                                     ------------- -------------- -------------
                                      1996   1995   1996    1995   1996   1995
                                     ------ ------ ------- ------ ------ ------
Unit value, beginning of
 year/period........................ $19.43 $16.30  $13.85 $11.43 $15.66 $14.04
                                     ====== ====== ======= ====== ====== ======
Unit value, end of year/period...... $21.93 $19.43  $16.59 $13.85 $17.72 $15.66
                                     ====== ====== ======= ====== ====== ======
Units outstanding, end of
 year/period........................ 60,979 17,958 153,360 29,132 36,872  5,561
                                     ====== ====== ======= ====== ====== ======

                                      XVI

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The American Life Insurance Company of New York:

  We have audited the accompanying statement of assets and liabilities of American Life Separate Account No. 2 as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Life Separate Account No. 2 as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP
New York, New York
February 21, 1997

                                     XVII

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

           320 Park Avenue New York, New York 10022-6839 212-224-1700



            A subsidiary of Mutual of America Life Insurance Company
   Mutual of America Life Insurance Company is a Registered Broker-Dealer and Distributes the variable products of The American Life Insurance Company of New
                                      York